OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES - Non-current maturities (Details) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	$ 1,027,864,462	$ 925,968,913
CMF Registration N254 06.13.2001 Series B
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	34,515,188	40,388,468
CMF Registration N641 08.23.2010 Series C
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	38,035,317	43,605,495
CMF Registration N760 08.20.2013 Series D
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	123,966,960	116,281,320
CMF Registration N760 04.02.2014 Series E
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	92,975,229	87,210,999
CMF Registration N912 10.10.2018 Series F
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	176,652,918	$ 165,700,881
Bonds USA
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	308,311,850
USA 2 Bonds
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	253,407,000
More than 1 year up to 2 years
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	13,324,193
More than 1 year up to 2 years | CMF Registration N254 06.13.2001 Series B
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	9,098,047
More than 1 year up to 2 years | CMF Registration N641 08.23.2010 Series C
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	4,226,146
More than 2 years up to 3 years
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	322,227,417
More than 2 years up to 3 years | CMF Registration N254 06.13.2001 Series B
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	9,689,420
More than 2 years up to 3 years | CMF Registration N641 08.23.2010 Series C
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	4,226,147
More than 2 years up to 3 years | Bonds USA
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	308,311,850
More than 3 years up to 4 years
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	14,545,378
More than 3 years up to 4 years | CMF Registration N254 06.13.2001 Series B
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	10,319,232
More than 3 years up to 4 years | CMF Registration N641 08.23.2010 Series C
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	4,226,146
More than 5 years
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	677,767,474
More than 5 years | CMF Registration N254 06.13.2001 Series B
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	5,408,489
More than 5 years | CMF Registration N641 08.23.2010 Series C
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	25,356,878
More than 5 years | CMF Registration N760 08.20.2013 Series D
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	123,966,960
More than 5 years | CMF Registration N760 04.02.2014 Series E
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	92,975,229
More than 5 years | CMF Registration N912 10.10.2018 Series F
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	176,652,918
More than 5 years | USA 2 Bonds
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	$ 253,407,000